Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of detailed information about property, plant and equipment

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2021	53	4	236	1,662	188	2,143
Additions	57	53	16	194	720	1,040
Transfers	–	–	–	(155)	155	–
Effect of modification to lease terms	–	–	–	–	(24)	(24)
Disposal	(50)	(4)	(10)	(138)	(164)	(366)
At 31 December 2021	60	53	242	1,563	875	2,793
Additions	3	–	14	45	–	62
Transfer to intangibles	–	–	(122)	–	–	(122)
Disposal	–	–	(46)	(174)	(51)	(271)
At 31 December 2022	63	53	88	1,434	824	2,462
Additions	–	–	–	26	–	26
Transfers	–	–	–	103	(103)	–
Disposal	–	–	(38)	(152)	–	(190)
At 31 December 2023	63	53	50	1,411	721	2,298

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2021	49	2	199	1,239	112	1,601
Charge for the year	–	–	–	(74)	74	–
Disposal	8	5	22	178	190	403
Exchange differences	(50)	(3)	(8)	(138)	(164)	(363)
At 31 December 2021	7	4	213	1,205	212	1,641
Transfer to intangibles	–	–	(113)	–	–	(113)
Charge for the year	12	11	12	139	166	340
Disposal	–	–	(41)	(155)	(41)	(237)
At 31 December 2022	19	15	71	1,189	337	1,631
Transfers	–	–	–	103	(103)	–
Charge for the year	12	11	7	113	137	280
Disposal	–	–	(38)	(146)	–	(184)
At 31 December 2023	31	26	40	1,259	371	1,727
Net book value
At 31 December 2023	32	27	10	152	350	571
At 31 December 2022	44	38	17	245	487	831
At 31 December 2021	53	49	29	358	663	1,152